Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Options
Balance | shares	1,394,642	1,602,127	1,387,000
Granted | shares	262,000	200,000	476,000
Exercised | shares	(8,001)	(206,885)	(207,950)
Forfeited, cancelled or expired | shares	(220,233)	(200,600)	(52,923)
Balance | shares	1,428,408	1,394,642	1,602,127
Options exercisable, end of period | shares	1,059,308	1,044,892	1,231,127
Weighted average exercise price
Balance | $ / shares	$ 3.91	$ 3.58	$ 2.37
Granted | $ / shares	4.95	7.25	7.20
Exercised | $ / shares	(2.45)	(1.76)	(2.50)
Forfeited, cancelled or expired | $ / shares	(6.75)	(6.85)	(8.58)
Balance | $ / shares	3.67	3.91	3.58
Options exercisable, end of period | $ / shares	$ 2.88	$ 2.80	$ 2.50